As filed with the Securities and Exchange Commission on November 25, 2019.

File No. 333-227545

File No. 811-23382

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 5	☒

SPROTT FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

200 Bay Street, Suite 2600,

Toronto, Ontario, Canada M5J2J1

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 416-943-8099

The Corporation Trust Company

Corporation Trust Center

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

Copies of communications to:

John A. Ciampaglia

Chief Executive Officer

Sprott Asset Management LP

200 Bay Street, Suite 2600

Toronto, Ontario, Canada M5J2J1

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036-1600

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	on December 24, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [ ] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A for Sprott Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until December 24, 2019 the effectiveness of Post-Effective Amendment No. 2 (“PEA No. 2”), which was filed with the Commission via EDGAR Accession No. 0001193125-19-243026 on September 11, 2019, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Parts A, B and C of PEA No. 2 are incorporated by reference herein.

PART A—PROSPECTUS

The Prospectus for the Sprott Gold Fund is incorporated herein by reference to Part A of PEA No. 2.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Sprott Gold Fund is incorporated herein by reference to Part B of PEA No. 2.

PART C—OTHER INFORMATION

The Part C for the Sprott Gold Fund is incorporated herein by reference to Part C of PEA No. 2.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Toronto, and Province of Ontario, on the 25th day of November 2019.

Sprott Funds Trust
By:	/s/ John Ciampaglia
Name:	John Ciampaglia
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on November 25, 2019.

Signature	Title	Date

/s/ John Ciampaglia John Ciampaglia	President and Chief Executive Officer	November 25, 2019

/s/ Michael W. Clark* Michael W. Clark	Trustee	November 25, 2019

/s/ Barbara Connolly Keady* Barbara Connolly Keady	Trustee	November 25, 2019

/s/ Peyton T. Muldoon* Peyton T. Muldoon	Trustee	November 25, 2019

/s/ James R. Pierce Jr.* James R. Pierce Jr.	Trustee	November 25, 2019

/s/ Varinder Bhathal* Varinder Bhathal	Treasurer and Chief Financial Officer	November 25, 2019

*By:	/s/ John Ciampaglia

John Ciampaglia, pursuant to a power of attorney filed on March 28, 2019 to the Registrant’s Registration Statement in Pre-Effective Amendment No. 1 on Form N-14.